PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Detailed information about property, plant and equipment

	Exploration and Production			Oil Sands Mining and Upgrading	Midstream	Head Office	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2015	$60,540	$7,414	$5,173	$24,343	$577	$378	$98,425
Additions	1,462	186	116	2,822	6	17	4,609
Transfers from E&E assets	211	—	—	—	—	—	211
Disposals/derecognitions	(566)	—	—	(127)	(349)	—	(1,042)
Foreign exchange adjustments and other	—	(220)	(157)	—	—	—	(377)
At December 31, 2016	61,647	7,380	5,132	27,038	234	395	101,826
Additions (1)	3,003	255	101	1,660	194	19	5,232
Acquisition of AOSP and other assets (note 7)	349	—	—	13,832	—	—	14,181
Transfers from E&E assets	198	—	—	—	—	—	198
Disposals/derecognitions	(381)	—	—	(446)	—	—	(827)
Foreign exchange adjustments and other	—	(509)	(352)	—	—	—	(861)
At December 31, 2017	$64,816	$7,126	$4,881	$42,084	$428	$414	$119,749
Accumulated depletion and depreciation
At December 31, 2015	$35,347	$5,264	$3,659	$2,294	$132	$254	$46,950
Expense	3,440	457	243	662	11	27	4,840
Disposals/derecognitions	(486)	—	—	(127)	(28)	—	(641)
Foreign exchange adjustments and other	10	(137)	(105)	(1)	—	—	(233)
At December 31, 2016	38,311	5,584	3,797	2,828	115	281	50,916
Expense	3,220	509	205	1,220	9	23	5,186
Disposals/derecognitions	(381)	—	—	(446)	—	—	(827)
Foreign exchange adjustments and other	1	(440)	(283)	26	—	—	(696)
At December 31, 2017	$41,151	$5,653	$3,719	$3,628	$124	$304	$54,579
Net book value
- at December 31, 2017	$23,665	$1,473	$1,162	$38,456	$304	$110	$65,170
- at December 31, 2016	$23,336	$1,796	$1,335	$24,210	$119	$114	$50,910

(1)	Additions in Midstream include the revaluation of a previously held joint interest in certain pipeline system assets.

Project costs not subject to depletion and depreciation	2017	2016
Kirby Thermal Oil Sands – North	$944	$846